Operating lease and other commitments (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating lease and other commitments
Beginning balance	$ 0	$ 172,942
Renewed office lease	0
Adjustment office lease		0
Repayments of lease liability	0	(175,788)
Other	0	2,846
Ending balance	0	0
Lease liability due within one year	0	0
Lease liability long term	$ 0	$ 0